Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate	£ (211)	£ (688)
Investments in associates and joint ventures	1,737
Noncurrent assets	133,687
Current assets	12,655
Non-current liabilities	(64,325)
Current liabilities	(16,329)
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate	(204)	(204)
Noncurrent assets	4,106	3,738
Current assets	2,823	3,089
Non-current liabilities	(238)	(240)
Current liabilities	(1,002)	(1,446)
Associates And Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	1,577	9,507
Total comprehensive income (note 5)	387	23,316
Dividends paid by the associate	(211)	(688)
Additions		13
Reclassification of Reynolds American Inc. (RAI)		(30,521)
Other equity movements	(16)	(50)
Investments in associates and joint ventures	1,737	1,577
Noncurrent assets	1,225	1,127
Current assets	953	1,019
Non-current liabilities	(71)	(67)
Current liabilities	(370)	(502)
Associates And Joint Ventures | ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	1,527
Investments in associates and joint ventures	1,682	1,527
Associates And Joint Ventures | Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	18
Investments in associates and joint ventures	20	18
Associates And Joint Ventures | Unlisted Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	32
Investments in associates and joint ventures	£ 35	£ 32